Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt is listed below:

December 31,	2014		2013
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2014	—	—%	100,500	1.51%
2015	51,000	2.00%	51,000	2.00%
2016	26,000	0.92%	26,000	0.92%
2017	51,000	1.28%	51,000	3.37%
2018	125,049	2.11%	125,062	2.11%
2019	75,333	1.97%	25,415	1.94%
Thereafter	176,161	3.16%	151,330	3.33%
Total	$504,543	2.30%	530,307	2.39%
Total broker repurchase agreements by year of maturity:
2017	300,000	1.75%	300,000	1.75%
Total	$300,000	1.75%	$300,000	1.75%
Total combined long-term debt by year of maturity:
2014	—	—%	100,500	1.51%
2015	51,000	2.00%	51,000	2.00%
2016	26,000	0.92%	26,000	0.92%
2017	351,000	1.68%	351,000	1.99%
2018	125,049	2.11%	125,062	2.11%
2019	75,333	1.97%	25,415	1.94%
Thereafter	176,161	3.16%	151,330	3.33%
Total	$804,543	2.09%	$830,307	2.16%
Prepayment penalty	(17,941)	—	(19,766)	—
Total long-term debt	$786,602	2.89%	$810,541	2.79%

On November 30, 2012, Park restructured $300 million in repurchase agreements at a rate of 1.75%. As part of this restructuring, Park paid a prepayment penalty of $25 million. The penalty is being amortized as an adjustment to interest expense over the remaining term of the repurchase agreements using the effective interest method, resulting in an effective interest rate of 3.55%. Of the $25 million prepayment penalty, $14.8 million remained to be amortized as of December 31, 2014. The remaining amortization will be $5.0 million in 2015, $5.1 million in 2016 and $4.7 million in 2017.

On November 21, 2014, Park restructured $50 million in FHLB advances at a rate of 1.25%. As part of this restructuring, Park paid a prepayment penalty of $3.2 million. The penalty is being amortized as an adjustment to interest expense over the remaining term of the advances using the effective interest method, resulting in an effective interest rate of 3.52%. Of the $3.2 million prepayment penalty, $3.1 million remained to be amortized as of December 31, 2014. The remaining amortization will be $1.0 million in 2015, $1.1 million in 2016, and $1.0 million in 2017.

Park had approximately $176.2 million of long-term debt at December 31, 2014 with a contractual maturity longer than five years. However, approximately $150 million of this debt is callable by the issuer in 2015.

At December 31, 2014 and 2013, FHLB advances were collateralized by investment securities owned by PNB’s banking divisions and by various loans pledged under a blanket agreement by PNB's banking divisions.

See Note 6 of these Notes to Consolidated Financial Statements for the amount of investment securities that were pledged. See Note 12 of these Notes to Consolidated Financial Statements for the amount of commercial real estate and residential mortgage loans that were pledged to the FHLB at December 31, 2014 and December 31, 2013.